Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Commitments And Contingencies [Abstract]
Summary of Contractual Obligations

Contractual obligations for 2025 consist of the following:

	Payments due by year
(Euros in thousands)	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years	Total
Lease liabilities	3,549	6,053	4,047	5,048	18,697
Other contractual obligations	5,540	1,928	815	—	8,283
Total	9,089	7,981	4,862	5,048	26,980

Contractual obligations for 2024 consist of the following:

	Payments due by year
(Euros in thousands)	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years	Total
Lease liabilities	3,698	5,742	4,765	5,468	19,673
Other lease obligations	349	761	792	1,902	3,804
Other contractual obligations	915	1,990	1,462	79	4,446
Total	4,962	8,493	7,019	7,449	27,923